CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash Flows from Operating Activities:
Net loss	$ (7,121)	$ (20,511)	$ (52,949)
Adjustments to reconcile net loss to net used in operating activities
Depreciation expense (Note 5)	113	1,939	3,585
Loss on sale of vessel		277	7,620
Amortization of debt discount	807	1,550	3,515
Loss on derivative liability (Note 8)	1,491
Loss on note issuance	344
Derivatives liability
Gain on settlement of payable		37	(313)
Gain on settlement of liability	(1,924)
Shares issued to settle fees owed to the Manager		287
Amortization of deferred financing fees	1	6	8
Stock-based compensation charge (Note 13)		206	898
Loss on write off of capital lease			3,057
Loss on commitment and contingency			2,000
Vessel impairment loss (Note 5)		4,286	18,891
Changes in:
-Trade receivables		57	388
-Insurance claims
-Due from related party			433
-Inventories	231	241	(310)
-Prepayments and other	3	357	174
-Accounts payable	1,209	199	1,184
-Accrued liabilities	2,851	1,188	1,357
-Unearned revenue			(52)
-Due to related party	1,173	1,107	713
-Guarantee Deposits	(3)	(25)	(164)
Net Cash used in Operating Activities	(825)	(8,873)	(9,965)
Cash flows from Financing Activities:
Proceeds from convertible notes	784	1,533	6,489
Write-off of lease advance payments		7,000
Payments on capital lease		(1,300)
Net Cash provided by Financing Activities	784	7,233	6,489
Cash flows from Investing Activities:
Proceeds from sale of vessels, net		1,672	3,451
Net Cash provided by Investing Activities		1,672	3,451
Net increase (decrease) in cash and cash equivalents	(41)	32	(25)
Cash and cash equivalents, beginning of year	52	20	45
Cash and cash equivalents, end of year	11	52	20
Non-Cash Operating Activities:
Shares issued to settle fees owed to the Manager		287
Notes converted to common stock	2,507	2,971	5,389
Beneficial Conversion feature
Bareboat Charter Lease			(8,400)
Convertible notes issued in settlement of accounts payable	214	526
Cashless warrants exercised		214
Adjustments for settlement of put option liability		2,075
Stock issued in settlement of liabilities			$ 1,004